Finance income and costs (Details) - EUR (€)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Analysis of income and expense [abstract]
Interest income	€ 0	€ 100,000	€ 0	€ 600,000
Reversal of impairment loss on short term investments (a)	2,800,000	0	0	0
Net foreign exchange gains on translation of financial assets and liabilities	7,600,000	1,000,000.0	0	5,700,000
Total finance income	10,400,000	1,100,000	0	6,300,000
Interest expense (b)	(15,400,000)	(14,600,000)	(43,000,000.0)	(43,600,000)
Net impairment loss on short term investments (a)	0	0	(9,600,000)	0
Net foreign exchange losses arising on translation of financial assets and liabilities	0	0	(4,500,000)	0
Net pension interest costs	(400,000)	(600,000)	(1,200,000)	(2,000,000.0)
Amortization of borrowing costs	(500,000)	(500,000)	(1,500,000)	(1,500,000)
Net fair value losses on derivatives held at fair value through profit or loss (c)	(9,100,000)	(1,100,000)	(12,700,000)	(3,400,000)
Financing costs incurred on new or amended debt (d)	0	0	(17,900,000)	0
Total finance costs	(25,400,000)	(16,800,000)	(90,400,000)	(50,500,000)
Net finance costs	€ 15,000,000.0	€ 15,700,000	90,400,000	€ 44,200,000
Gains (Losses) on Restructuring of previous debt			10,100,000
Non-cash loss recognized in relation to cross currency interest rate swaps			€ 7,800,000